ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

The composition of accrued expenses is summarized below:

	January 31, 2024	April 30, 2023
Accrued payroll	$1,198,357	$1,535,186
Accrued bonus	864,214	1,720,606
Accrued professional fees	35,000	490,424
Other accrued expenses	1,182,794	1,165,623
Total	$3,280,365	$4,911,839

The composition of accrued expenses is summarized below:

	April 30, 2023	April 30, 2022
Accrued payroll	$1,535,186	$921,759
Accrued bonus	1,720,606	1,014,833
Accrued professional fees	490,424	1,706,560
Other accrued expenses	1,165,623	738,749
Total	$4,911,839	$4,381,901